OTHER CURRENT RECEIVABLES (Tables)	12 Months Ended
Apr. 30, 2018
Trade and other current receivables [abstract]
Schedule of other current receivables
TSEK	APR 30, 2018	APR 30, 2017
Short term financial receivable	33,000	-
VAT receivable	1,079	1,295
Other current receivables	292	95
Total	34,371	1,390